Leases - Related Party (Details 1) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Weighted average remaining lease term (years)		4 years 8 months 2 days		4 years
Weighted average discount rate		36.00%		1.67%
Operating lease cost		$ 97,674	$ 82,884	$ 303,910
Variable lease cost (1)	[1]
Total lease costs				$ 303,910

[1]	Variable lease cost primarily relates to common area maintenance, property taxes and insurance on leased real estate.